Pension Plans and Other Postretirement Benefits Actuarial Assumptions - Level 4 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components			$ 1
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	1.80%	2.20%	1.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	1.60%	1.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.80%	2.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.10%	3.10%	2.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	2.10%	2.40%	1.90%
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.20%	4.50%	4.20%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.70%	4.20%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.80%	3.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.00%	3.30%	3.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.50%	7.50%	7.50%
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	11.20%	12.60%	11.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	9.90%	11.20%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	10.00%	11.10%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	6.30%	7.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2026
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.90%	4.40%	4.10%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.60%	4.10%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.30%	6.80%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%	4.50%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2023	2023